Note 15 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carryforwards	$ 2,616,900	$ 1,900,740
Valuation allowance	(2,616,900)	(1,900,740)
Net deferred tax asset